Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Debt instrument, unamortized discount, current	$ 157,861	$ 175,063	$ 225,800
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2	2	0
Preferred stock, shares outstanding	2	2	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	5,500,000,000	5,500,000,000	3,500,000,000
Common stock, shares, issued	3,450,665,355	2,617,390,830	2,311,123,860
Common stock, shares, outstanding	3,450,665,355	2,617,390,830	2,311,123,860